Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Mar. 31, 2011	Dec. 31, 2013 Parent Company Class A Ordinary Shares	Dec. 31, 2012 Parent Company Class A Ordinary Shares	Dec. 31, 2013 Parent Company Class B Ordinary Shares	Dec. 31, 2012 Parent Company Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Common stock , par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized		470,000,000	470,000,000	300,000,000	300,000,000
Commons stock, shares issued		344,745,991	282,959,863	53,480,544	64,038,642
Common stock, shares outstanding		344,745,991	282,959,863	53,480,544	64,038,642